Lines of Credit and Debt (Narrative) (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Senior Unsecured Notes [Member] EUR (€)	Oct. 12, 2012 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member] Senior Unsecured Notes [Member] USD ($)	Oct. 12, 2012 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member] Senior Unsecured Notes [Member] USD ($)	Oct. 12, 2012 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member] Senior Unsecured Notes [Member] USD ($)	Oct. 12, 2012 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024 [Member] Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	May 31, 2006 Convertible Notes 3.25% Due in 2026 [Member] QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2012 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)	Aug. 31, 2004 Convertible Notes 1.5% Due in 2024 [Member] QIAGEN Finance [Member] USD ($)
Debt Instrument [Line Items]
Line of credit facility, revolving credit, amount	$ 577,900,000			€ 438,000,000
Syndicated Multi-Currency Term Loan				400,000,000
Lines of credit				38,000,000
Stated interest rate, minimum	0.80%
Stated interest rate, maximum	2.35%
Debt Instrument, Commitment Fee Calculation Basis On Applicable Margin, Percentage	35.00%
Line of Credit Facility, Commitment Fee Amount	1,100,000
Debt Instrument, Face Amount							400,000,000		73,000,000			300,000,000			27,000,000
Long-term Debt, Weighted Average Interest Rate							3.66%
Stated interest rates								3.19%	3.19%		3.75%	3.75%		3.90%	3.90%				3.25%			1.50%
Debt Instrument, Term								7 years			10 years			12 years
Payments of Debt Issuance Costs	2,084,000	0	0
Long-term Debt, Fair Value					400,000,000
Proceeds from debt	400,000,000	44,000,000	3,016,000		220,000,000	170,000,000
Total long-term debt	846,992,000	447,622,000						73,000,000		0	300,000,000		0	27,000,000		0	300,000,000	300,000,000		145,000,000	145,000,000
Less current portion	948,000	1,617,000
Interest expense, long-term debt	17,400,000	22,100,000	24,900,000
Convertible debt																			300,000,000			150,000,000
Effective interest rate																	3.70%			1.80%
Percent of note issued principal value																	100.00%			100.00%
Convertible into common shares at the option																	15.0			11.5
Debt instrument, convertible, conversion price																	$ 20.00			$ 12.6449
Debt Instrument Call Feature, Term																	7 years
Percentage of provisional call trigger price																	130.00%			120.00%
Debt instrument, fair value																	$ 358,400,000			$ 209,700,000